Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:	INTANGIBLE ASSETS, NET

A.	Other Intangible Assets:

	June 30, 2025	December 31, 2024
Cost:
Suppliers’ relationships	760	760
Customers’ relationship	1,032	1,032
Non-competition	270	270

	2,062	2,062
Accumulated amortization:
Suppliers’ relationship	180	150
Customer relationship	862	862
Non-competition	162	162

	1,204	1,174

Impairment of Intangible Assets:
Suppliers’ relationship	189	189
Customer relationship	204	204
Non-competition	73	73

	466	466
	1,670	1,640

Amortized cost	$392	$422

B.	Amortization expenses amounted to $30 and $190 for the period of six months ended June 30, 2025, and the year ended December 31, 2024, respectively.

C.	The changes in the carrying amount of goodwill during the period of six months ended June 30, 2025, and the year ended December 31, 2024, respectively are as follows:

Goodwill
Balance as of January 1 and December 31, 2023	4,895
Acquisition during 2024
Impairment of Goodwill	(707)
Balance as of January 1 and December 31, 2024	4,188
Changes during 2025
Acquisition during 2025	-
Impairment of Goodwill	(700)
Balance as of June 30, 2025	$3,488

Goodwill represents an excess of the costs over the net assets of businesses acquired. Under ASC 350, Intangibles - Goodwill and Other (“ASC 350”), goodwill is not amortized but instead is tested for impairment at least annually or between annual tests in certain circumstances and written-down when impaired.

The Company performs its annual impairment analysis of goodwill as of December 31 of each year, or more often if indicators of impairment are present. The provisions of ASC 350 require that the impairment test be performed on goodwill at the level of the reporting unit. As required by ASC 350, the Company chooses either to perform a qualitative assessment of whether a goodwill impairment test is necessary or proceeds directly to the goodwill impairment test. Such determination is made for each reporting unit on a stand-alone basis. The qualitative assessment includes various factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors. When the Company chooses to perform a qualitative assessment and determines that it is more likely than not (more than 50 percent likelihood) that the fair value of the reporting unit is less than its carrying value, then the Company proceeds to the goodwill impairment test. If the Company determines otherwise, no further evaluation is necessary.

When the Company decides or is required to perform the goodwill impairment test, the Company compares the fair value of the reporting unit to its carrying value and an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value, if any.

The Company operates in three operating-based segments: the Intelligent Robotics division, the RFID division and the Supply Chain Solutions division. The Company’s goodwill was related to two different reporting units: the RFID division and the Intelligent Robotics division, each of which represents a whole separate reporting unit. As of June 30, 2025, and December 31, 2024, there is a balance of goodwill related only to the RFID division.

Under the RFID division segment there is one reporting unit with an allocated goodwill amount of $3,488 as of June 30, 2025. As of June 30, 2025, the Company decided to perform an impairment test, due to the existence of certain negative factors such as failure to meet budget targets.  The impairment analysis was performed using the income approach and concluded that the carrying value of such reporting unit exceeds its fair value. As of June 30, 2025, and December 31, 2024, the analysis resulted in a goodwill impairment charge of $700, which was recognized as an impairment loss for the six-month period ended June 30, 2025. The most significant assumptions used for the income approach for the impairment test were four years of projected net cash flows, estimated weighted average cost of capital and a long-term growth rate. The significant assumptions used for the assessment were a discount rate of 16.5% and a long-term growth rate of 3%. The measurement of fair value of reporting units as part of goodwill impairment analysis is classified under Level 3 within the fair value hierarchy.